Contents of Significant Accounts - Summary of Disaggregation of Revenue by The Timing of Revenue Recognition (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 278,705,264	$ 213,011,018	$ 176,820,914
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	276,175,120	211,074,982	174,492,036
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,530,144	$ 1,936,036	$ 2,328,878